Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

The Bank of America 401(k) Plan
EIN 56-0906609 Plan No. 003
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

( a )	( b )	( c )		( e )
	Identity of Issue, Borrower,	Description of Investment Including Maturity Date,	Number of
	Lessor, or Similar Party	Rate of Interest, Collateral, Par, or Maturity Value	Shares / Units	Current Value

	Money market funds
*	BOFA	OVERNIGHT DEPOSIT - CUSTODY	7,547	$7,547
	FEDERATED HERMES	GOVERNMENT OBLIGATIONS FUND PREMIUM CLASS	2,265	2,265
	FIDELITY	GOVERNMENT PORTFOLIO, INSTITUTIONAL CLASS	136,695,585	136,695,585

	Total money market funds			136,705,397

	Mutual funds
	DODGE & COX	STOCK FUND CL X SHARES	282,185,325	4,681,454,541
	NORTHERN	WORLD SELECTION INDEX FUND CLASS I SHARES	24,416,599	633,610,745
	PIMCO	ALL ASSET FUND INSTITUTIONAL SHARES	27,066,638	309,101,011
	VANGUARD	GNMA FUND INVESTOR SHARES	575	5,445
	VANGUARD	INFLATION PROTECTED SECURITIES FUND INSTITUTIONAL SHARES	66,237,647	619,984,377
	VANGUARD	WELLINGTON FUND INVESTOR SHARES	2,025	90,551

	Total mutual funds			6,244,246,670

	Collective investment funds
	ACADIAN	ALL WORLD EX-US COLLECTIVE INVESTMENT TRUST D CLASS	36,793,023	712,680,859
	BLACKROCK	EQUITY DIVIDEND FUND M CLASS	133,009,040	2,644,671,954
	BLACKROCK	GLOBAL ALLOCATION COLLECTIVE FUND J CLASS	74,825,955	1,287,417,963
	BLACKROCK	LIFEPATH INDEX 2030 FUND D CLASS	99,445,785	1,138,604,515
	BLACKROCK	LIFEPATH INDEX 2035 FUND D CLASS	112,743,668	1,312,144,632
	BLACKROCK	LIFEPATH INDEX 2040 FUND D CLASS	119,880,864	1,415,565,226
	BLACKROCK	LIFEPATH INDEX 2045 FUND D CLASS	114,310,879	1,369,169,980
	BLACKROCK	LIFEPATH INDEX 2050 FUND D CLASS	106,314,770	1,292,883,292
	BLACKROCK	LIFEPATH INDEX 2055 FUND D CLASS	87,476,793	1,072,010,607
	BLACKROCK	LIFEPATH INDEX 2060 FUND D CLASS	51,038,573	626,192,249
	BLACKROCK	LIFEPATH INDEX 2065 FUND D CLASS	20,040,684	245,869,131
	BLACKROCK	LIFEPATH INDEX 2070 FUND D CLASS	1,788,310	21,940,423
	BLACKROCK	LIFEPATH INDEX RETIREMENT FUND D CLASS	103,148,636	1,162,608,909
	BLACKROCK	RUSSELL 2000 ALPHA TILTS FUND G1	63,633,073	1,101,596,672
	BLACKROCK	US FUNDAMENTAL LARGE CAP GROWTH FUND T CLASS	46,084,669	3,089,400,976
	EARNEST PARTNERS	SMALL/MID CAP CORE FUND JUMBO CLASS	56,059,075	988,882,085
	FIAM	CORE PLUS II COMMINGLED POOL B CLASS	95,583,491	962,525,752
	MFS	INTERNATIONAL GROWTH FUND II	93,526,531	2,962,920,514
	PIMCO	TOTAL RETURN COLLECTIVE TRUST IV CLASS	48,131,811	765,777,107
	STATE STREET	REAL ASSET NL FUND K CLASS	32,581,174	443,690,422
	T ROWE PRICE	INSTITUTIONAL LARGE CAP GROWTH TRUST I CLASS	240,668,461	6,618,382,674
	VANGUARD	INSTITUTIONAL 500 INDEX TRUST	39,856,867	12,356,027,442
	VANGUARD	INSTITUTIONAL EXTENDED MARKET INDEX TRUST	19,938,832	4,303,597,596
	VANGUARD	INSTITUTIONAL TOTAL BOND MARKET INDEX TRUST	14,643,579	1,688,697,480
	VANGUARD	INSTITUTIONAL TOTAL INTERNATIONAL STOCK MARKET	7,605,370	1,362,654,068

	Total collective investment funds			50,945,912,528

	Common and preferred stocks
*	BANK OF AMERICA CORPORATION	COMMON STOCK	136,906,687	7,529,867,785
*	BANK OF AMERICA CORPORATION	PREFERRED STOCK	1,028	26,245
	CHARLES SCHWAB CORP	PREFERRED STOCK	600	15,000
	DILLARDS CAPITAL TRUST I	PREFERRED STOCK	795	20,813
	EXXON MOBIL CORP	COMMON STOCK	140	16,848
	FIRST HORIZON CORP	PREFERRED STOCK	1,000	24,180
	INTERNATIONAL BUSINESS MACHS	COMMON STOCK	465	137,738
	WELLS FARGO & CO	PREFERRED STOCK	770	18,703

	Total common and preferred stocks			7,530,127,312

	Total non-Master Trust investments			$64,856,991,907

*	Participant loans	INTEREST RATES RANGING FROM 3.25% TO 10.50%		$834,399,388
*Investments with parties-in-interest as defined under ERISA.
Column (d) Cost was omitted as all investments are participant-directed.